Common Stock, Stock Option Plans and Stock Compensation Agreements	12 Months Ended
Dec. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common Stock, Stock Option Plans and Stock Compensation Agreements
Common Stock, Stock Option Plans and Stock Compensation Agreements
At December 30, 2012, the Company had 4 stock-based compensation plans. The shares outstanding are for contracts under the Company's 2000 Stock Option Plan, the 2005 Long-Term Incentive Plan, the 2012 Long-Term Incentive Plan, and the Scios, Inc. Stock Option Plans. The 2005 Long-Term Incentive Plan expired April 26, 2012. All options and restricted shares granted subsequent to that date were under the 2012 Long-Term Incentive Plan.
The compensation cost that has been charged against income for these plans was $662 million, $621 million and $614 million for 2012, 2011 and 2010, respectively. The total income tax benefit recognized in the income statement for share-based compensation costs was $220 million, $207 million and $205 million for 2012, 2011 and 2010, respectively. The total unrecognized compensation cost was $565 million, $562 million and $613 million for 2012, 2011 and 2010, respectively. The weighted average period for this cost to be recognized was 1.02 years, 0.97 years and 1.05 years for 2012, 2011, and 2010, respectively. Share-based compensation costs capitalized as part of inventory were insignificant in all periods.
Stock Options
Stock options expire 10 years from the date of grant and vest over service periods that range from 6 months to 4 years. All options are granted at the average of the high and low prices of the Company’s Common Stock on the New York Stock Exchange on the date of grant. Under the 2012 Long-Term Incentive Plan, the Company may issue up to 200 million shares of common stock, plus any shares canceled, expired, forfeited, or not issued from the 2005 Long-Term Incentive Plan subsequent to April 26, 2012. Shares available for future grants under the 2012 Long-Term Incentive Plan were 201.8 million at the end of 2012.
The Company settles employee stock option exercises with treasury shares. Previously, treasury shares were replenished throughout the year for the number of shares used to settle employee stock option exercises. However, pursuant to the accelerated stock repurchase agreements in connection with the acquisition of Synthes, Inc., the Company has not made any purchases of Common Stock on the open market during the fiscal third and fourth quarters of 2012.
The fair value of each option award was estimated on the date of grant using the Black-Scholes option valuation model that uses the assumptions noted in the following table. Expected volatility represents a blended rate of 4-year daily historical average volatility rate, and a 5-week average implied volatility rate based on at-the-money traded Johnson & Johnson options with a life of 2 years. Historical data is used to determine the expected life of the option. The risk-free rate was based on the U.S. Treasury yield curve in effect at the time of grant.

The average fair value of options granted was $6.39, $7.47 and $8.03, in 2012, 2011, and 2010, respectively. The fair value was estimated based on the weighted average assumptions of:

	2012	2011	2010
Risk-free rate	1.06%	2.41%	2.78%
Expected volatility	18.38%	18.20%	17.40%
Expected life (in years)	6.0	6.0	6.0
Dividend yield	3.60%	3.60%	3.30%

A summary of option activity under the Plan as of December 30, 2012, January 1, 2012 and January 2, 2011 and changes during the years ending on those dates is presented below:

(Shares in Thousands)	Outstanding Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (Dollars in Millions)
Shares at January 3, 2010	212,719	$58.66	$1,310
Options granted	13,996	62.62
Options exercised	(25,020)	51.84
Options canceled/forfeited	(8,005)	62.36
Shares at January 2, 2011	193,690	59.68	648
Options granted	9,530	62.21
Options exercised	(20,160)	56.65
Options canceled/forfeited	(3,601)	62.38
Shares at January 1, 2012	179,459	60.10	1,004
Options granted	8,661	65.36
Options exercised	(49,388)	56.73
Options canceled/forfeited	(4,381)	62.97
Shares at December 30, 2012	134,351	$61.58	$1,061

The total intrinsic value of options exercised was $547 million, $167 million and $278 million in 2012, 2011 and 2010, respectively.

The following table summarizes stock options outstanding and exercisable at December 30, 2012:

(Shares in Thousands)	Outstanding			Exercisable
Exercise Price Range	Options	Average Life(1)	Average Exercise Price	Options	Average Exercise Price
$49.66-$53.77	3,600	0.1	$52.19	3,599	$52.19
$53.93-$58.33	29,134	3.6	$56.13	28,076	$56.04
$58.34-$61.75	29,604	4.0	$60.01	29,556	$60.01
$61.86-65.37	28,817	7.8	$63.29	464	$63.88
$65.62-$68.37	43,196	2.9	$65.97	43,165	$65.97
	134,351	4.3	$61.58	104,860	$61.15

(1) Average contractual life remaining in years.
Stock options exercisable at January 1, 2012 and January 2, 2011 were 138,126 at an average price of $59.94 and an average life of 4.2 years and 141,275 at an average price of $59.25 and an average life of 4.7 years, respectively.
Restricted Share Units and Performance Share Units
The Company grants restricted share units with a vesting period of three years. The Company also grants performance share units, which are paid in shares of Johnson & Johnson Common Stock after the end of a three-year performance period. Whether any performance share units vest, and the amount that does vest, is tied to the achievement, over a three-year period, of three equally-weighted goals that directly align with or help drive long-term total shareholder return: sales, adjusted operational earnings per share, and relative total shareholder return. The number of shares actually earned at the end of the three-year period will vary, based only on actual performance, from 0% to 200% of the target number of performance share units granted.

The Company settles employee stock issuances with treasury shares. Previously, treasury shares were replenished throughout the year for the number of shares used to settle employee stock issuances. However, pursuant to the accelerated stock repurchase agreements in connection with the acquisition of Synthes, Inc., the Company has not made any purchases of Common Stock on the open market during the fiscal third and fourth quarters of 2012.

A summary of the restricted share units and performance share units activity under the Plans as of December 30, 2012 is presented below:

(Shares in Thousands)	Outstanding Restricted Share Units	Outstanding Performance Share Units
Shares at January 3, 2010	26,324
Granted	12,003
Issued	(6,297)
Canceled/forfeited	(2,296)
Shares at January 2, 2011	29,734
Granted	11,478
Issued	(8,300)
Canceled/forfeited	(1,886)
Shares at January 1, 2012	31,026	—
Granted	12,197	327
Issued	(9,278)	—
Canceled/forfeited	(2,111)	(42)
Shares at December 30, 2012	31,834	285

The average fair value of the restricted share units granted was $58.93, $55.90 and $56.69 in 2012, 2011 and 2010, respectively, using the fair market value at the date of grant. The fair value of restricted share units was discounted for dividends, which are not paid on the restricted share units during the vesting period. The fair value of restricted share units settled was $483.2 million, $458.9 million and $375.0 million in 2012, 2011 and 2010, respectively.

The weighted average fair value of the performance share units was $55.01 in 2012, calculated using the weighted average  fair market value for each of the three component goals at the date of grant.
The fair values for the sales and earnings per share goals of each performance share unit were estimated on the date of grant using the fair market value of the shares at the time of the award discounted for dividends, which are not paid on the performance share units during the vesting period.  The fair value for the relative total shareholder return goal of each performance share unit was estimated on the date of grant using the Monte Carlo valuation model. No performance share units were issued in 2012.